Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Deferred tax assets:
Enterprise tax	¥ 728	¥ 1,603
Inventories	19,057	19,545
Provision for doubtful accounts and loss on bad debts	1,255	1,394
Accrued expenses	10,982	8,220
Employee benefits	24,528	24,828
Depreciation and amortization	33,171	37,432
Securities	2,744	2,459
Net operating losses and tax credit carry forwards	20,454	19,144
Liquidation of a foreign subsidiary		3,696
Other	6,163	4,291
Total gross deferred tax assets	119,082	122,612
Valuation allowance	(25,192)	(24,687)	(40,270)	(43,236)
Net deferred tax assets	93,890	97,925
Deferred tax liabilities:
Depreciation and amortization	13,952	10,942
Deduction of foreign branch losses	771	850
Securities	99,918	108,885
Prepaid benefit cost	2,786	5,301
Other	3,937	3,272
Total deferred tax liabilities	121,364	129,250
Net deferred tax liabilities	¥ (27,474)	¥ (31,325)